Long-term Debt (Schedule of Long-term Debt Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Senior unsecured bond	$ 175,000	$ 119,100
Secured long-term debt	347,590	397,857
Total	522,590	516,957
Less: Deferred financing costs	(7,973)	(6,314)
Long-term debt, net of deferred financing costs	514,617	510,643
Less: Current portion of long term debt, net of deferred financing costs current	(45,230)	(49,512)
Long-term debt, excluding current maturities	$ 469,387	$ 461,131